Other operating income (expenses), net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Text Block [Abstract]
Other operating income (expenses), net
25. Other operating income (expenses), net

	Nine months period ended September 30,		Three months period ended September 30,
	2020	2019	2020	2019
Other operating income	273,809	152,674	196,445	18,588

Revenue from incentives from Tesouro Direto, B3 and Others (a)	258,306	52,069	190,900	13,020
Other operating income (b)	15,503	100,605	5,545	5,568
Other operating expenses	(188,823)	(34,187)	(98,644)	(11,230)

Legal, administrative proceedings and agreement with customers	(43,844)	(3,503)	(36,262)	(1,790)
Losses on write-off and disposal of assets	(59,216)	(6,583)	(29,809)	(48)
Charity	(40,512)	(5,917)	(13,668)	(1,842)
Other operating expenses (c)	(45,251)	(18,184)	(18,905)	(7,550)

Total	84,986	118,487	97,801	7,358

(a)	Includes incentives received from third parties, mainly due to the joint development of retail products, and also the association of such entities with the XP ecosystem.
(b)	Other operating income include recovery of charges and expenses, reversal of operating provisions, interest received on tax and others.
(c)	Other operating expenses include fines and penalties, association and regulatory fees and other expenses.

29. Other operating income, net

	2019	2018	2017
Other operating income	208,245	20,682	23,764

Recovery of charges and expenses	53,453	6,873	3,165
Reversal of operating provisions	9,767	2,641	2,684
Revenue from incentives from Tesouro Direto and B3	101,615	9,931	4,226
Other	43,410	1,237	13,689
Other operating expenses	(54,888)	(51,971)	(31,468)

Legal proceedings and agreement with customers	(9,499)	(16,385)	(18,370)
Tax incentive expenses	(10,265)	(2,015)	(2,980)
Losses on write-off and disposal of assets	(7,060)	(11,064)	(1,503)
Fines and penalties	(1,191)	(7,446)	(2,755)
Associations and regulatory fees	(4,216)	(3,059)	(2,073)
Charity	(6,751)	(5,938)	(50)
Other	(15,906)	(6,064)	(3,737)

Total	153,357	(31,289)	(7,704)